Commitments and Contingencies - Purchase Obligations (Table) (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
2018	$ 22,250
2019	12,000
2020	10,250
2023	360,431
2024	520,165
Total	925,096
Drilling units building contracts
Unrecorded Unconditional Purchase Obligation [Line Items]
2018	22,250
2019	12,000
2020	10,250
2023	360,431
2024	520,165
Total	$ 925,096